5. Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets Details
Horizon software	$ 17,669	$ 16,936	$ 17,599
ZTEsoft Telecom software	498	495	497
Contractual relationships	885	885	885
Intangible assets, Gross	19,004	18,316	18,981
Less accumulated amortization	(8,048)	(7,356)	(6,221)
Intangible assets, net	$ 11,004	$ 10,960	$ 12,760